SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:  811-06554

Registrant Name:  AB Global Bond Fund, Inc.

Reporting Period:  07/01/2018 - 06/30/2019

AB Global Bond Fund, Inc.

AB FIXED-INCOME SHARES, INC. - AB GOVERNMENT MONEY MARKET PORTFOLIO ADVISOR FUND Meeting Date: DEC 18, 2018 Record Date: AUG 13, 2018 Meeting Type: ANNUAL
Ticker: Security ID: 018616755
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a.1	Elect Director Michael J. Downey	Management	For	For
1a.2	Elect Director William H. Foulk, Jr.	Management	For	For
1a.3	Elect Director Nancy P. Jacklin	Management	For	For
1a.4	Elect Director Robert M. Keith	Management	For	For
1a.5	Elect Director Carol C. McMullen	Management	For	For
1a.6	Elect Director Garry L. Moody	Management	For	For
1a.7	Elect Director Marshall C. Turner, Jr.	Management	For	For
1a.8	Elect Director Earl D. Weiner	Management	For	For
2	Approve Investment Advisory Agreement with AllianceBernstein L.P.	Management	For	For

AVAYA HOLDINGS CORP. Meeting Date: MAY 15, 2019 Record Date: MAR 20, 2019 Meeting Type: ANNUAL
Ticker: AVYA Security ID: 05351X101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director William D. Watkins	Management	For	For
1.2	Elect Director James M. Chirico, Jr.	Management	For	For
1.3	Elect Director Stephan Scholl	Management	For	For
1.4	Elect Director Susan L. Spradley	Management	For	For
1.5	Elect Director Stanley J. Sutula, III	Management	For	For
1.6	Elect Director Scott D. Vogel	Management	For	For
1.7	Elect Director Jacqueline E. Yeaney	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

GOLDEN ENERGY OFFSHORE SERVICES AS Meeting Date: JUN 12, 2019 Record Date: Meeting Type: ANNUAL
Ticker: GEOS.ME Security ID: R2R712107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Open Meeting; Registration of Attending Shareholders and Proxies	Management	None	None
2	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Did Not Vote
3	Approve Notice of Meeting and Agenda	Management	For	Did Not Vote
4	Accept Financial Statements and Statutory Reports	Management	For	Did Not Vote
5	Approve Remuneration of Auditors	Management	For	Did Not Vote
6	Approve Remuneration of Election Committee	Management	For	Did Not Vote
7	Approve Remuneration of Directors	Management	For	Did Not Vote

SANDRIDGE ENERGY, INC. Meeting Date: MAY 23, 2019 Record Date: MAR 29, 2019 Meeting Type: ANNUAL
Ticker: SD Security ID: 80007P869
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Bob G. Alexander	Management	For	Against
1b	Elect Director Jonathan Christodoro	Management	For	Against
1c	Elect Director Jonathan Frates	Management	For	For
1d	Elect Director John "Jack" Lipinski	Management	For	For
1e	Elect Director Paul D. McKinney	Management	For	For
1f	Elect Director Randolph C. Read	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Abstain	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AB Global Bond Fund, Inc.

		By:	Robert M. Keith*
Chief Executive Officer

		Date:	August 29, 2019

*By:	/s/ Nancy E. Hay
Nancy E. Hay
(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund, Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment Fund, Inc.

-AB Global Risk Allocation Fund, Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic Fund, Inc.

-AB Sustainable International Thematic Fund, Inc.

-AB Trust

-AB Unconstrained Bond Fund, Inc.

-AB Variable Products Series Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

/s/ Robert M. Keith
Robert M. Keith

Dated: May 3, 2018